February 26, 2010
ATTORNEYS AT LAW
555 S. FLOWER, SUITE 3500
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WRITER’S DIRECT LINE
213.972.4557
jatkin@foley.com EMAIL

CLIENT/MATTER NUMBER
037840-0102

Via EDGAR

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, DC 20549

Re:	UTC North American Fund, Inc.
File Nos. 33-37426 and 811-6194

Ladies and Gentlemen:

On behalf of UTC North American Fund, Inc. (the “Company”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 30 (“PEA No. 30”) and Amendment No. 31 to Form N-1A Registration Statement, including exhibits, which has been marked to show the changes in the Registration Statement effected by PEA No. 30.

The Company has designated on the facing sheet of PEA No. 30 that such Post-Effective Amendment become effective on April 30, 2010, pursuant to Rule 485(a).  The Company is filing PEA No. 30 pursuant to Rule 485(a) because it includes for the first time the required summary prospectus disclosures.

This filing is a filing effected by direct transmittal through the EDGAR system.  Please call the undersigned at the number listed above or Richard L. Teigen at (414) 297-5660 should you have any questions regarding this filing.

Very truly yours,

/s/ Jeffery R. Atkin
Jeffery R. Atkin
Attachments
cc:	Amoy Van Lowe
Eric McCormick
Richard L. Teigen

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